STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Brazil - 4.6%
Ambev SA	82,979	$244,299
Axia Energia	23,077	260,715
B3 SA - Brasil Bolsa Balcao	102,833	365,286
Banco BTG Pactual SA	33,294	363,609
Banco do Brasil SA	82,295	366,366
Banco Santander Brasil SA	73,601	434,941
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,549	292,428
Embraer SA	13,720	203,820
Equatorial SA	22,381	176,763
Petroleo Brasileiro SA - Petrobras	73,387	760,810
Rede D'Or Sao Luiz SA (a)	21,079	158,382
Vale SA	72,129	1,148,388
WEG SA	40,020	393,413
		5,169,220

Chile - 0.6%
Banco de Chile	994,718	180,546
Falabella SA	46,000	281,584
Latam Airlines Group SA	8,433,808	207,690
		669,820

Czech Republic - 0.1%
CEZ AS	3,020	170,675

Greece - 0.5%
Eurobank SA	45,221	178,132
National Bank of Greece SA	16,940	259,144
Piraeus Bank SA	21,161	170,871
		608,147

Hungary - 0.5%
OTP Bank Nyrt	5,001	532,627

India - 16.0%
Adani Ports & Special Economic Zone Ltd.	15,018	207,832
Adani Power Ltd. (b)	121,807	193,186
Apollo Hospitals Enterprise Ltd.	1,860	145,488
Axis Bank Ltd.	51,181	626,645
Bajaj Auto Ltd.	2,004	185,539
Bajaj Finance Ltd.	49,468	418,045
Bajaj Finserv Ltd.	10,908	187,664
Bharat Electronics Ltd.	68,658	290,018

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Bharti Airtel Ltd.	51,557	$968,860
BSE Ltd.	7,570	214,174
Cholamandalam Investment and Finance Co. Ltd.	8,498	121,375
Divi's Laboratories Ltd.	2,168	135,933
Eicher Motors Ltd.	2,608	181,091
Eternal Ltd. (b)	142,898	344,979
Grasim Industries Ltd.	6,749	181,994
HDFC Bank Ltd.	272,069	2,098,415
Hindalco Industries Ltd.	25,593	238,651
Hindustan Aeronautics Ltd.	3,460	127,210
Hindustan Unilever Ltd.	15,141	328,078
ICICI Bank Ltd.	128,879	1,638,558
Infosys Ltd.	60,886	802,794
InterGlobe Aviation Ltd. (a)	3,939	163,771
ITC Ltd.	138,883	421,267
JSW Steel Ltd.	16,474	194,964
Kotak Mahindra Bank Ltd.	132,590	494,021
Larsen & Toubro Ltd.	19,332	714,203
Mahindra & Mahindra Ltd.	17,103	532,788
Maruti Suzuki India Ltd.	2,296	297,891
Max Healthcare Institute Ltd.	13,797	139,979
Nestle India Ltd.	12,696	157,253
NTPC Ltd.	76,191	297,739
Oil & Natural Gas Corp. Ltd.	54,366	163,158
Power Grid Corp. of India Ltd.	80,447	251,140
Reliance Industries Ltd.	119,053	1,686,847
SBI Life Insurance Co. Ltd. (a)	8,032	150,506
Shriram Finance Ltd. (b)	27,381	251,758
State Bank of India	64,278	663,729
Sun Pharmaceutical Industries Ltd.	19,896	368,600
Tata Consultancy Services Ltd.	15,978	397,375
Tata Steel Ltd.	146,974	297,299
Titan Co. Ltd.	7,017	292,328
Trent Ltd.	3,971	137,984
TVS Motor Co. Ltd.	4,703	166,791
UltraTech Cement Ltd.	2,255	255,459
		18,133,379

Indonesia - 0.9%
Bank Central Asia Tbk PT	1,006,907	382,156
Bank Mandiri Persero Tbk PT	730,432	202,868
Bank Rakyat Indonesia Persero Tbk PT	1,330,862	260,777
Telkom Indonesia Persero Tbk PT	930,444	167,534
		1,013,335

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Kuwait - 1.0%
Kuwait Finance House KSCP	236,579	$615,335
National Bank of Kuwait SAKP	161,229	477,696
		1,093,031

Malaysia - 1.0%
CIMB Group Holdings Bhd	146,078	272,385
Malayan Banking Bhd	119,436	335,093
Public Bank Bhd	273,431	316,043
Tenaga Nasional Bhd	74,542	255,899
		1,179,420

Mexico - 3.5%
America Movil SAB de CV	532,667	677,313
Cemex SAB de CV	293,052	335,515
Fomento Economico Mexicano SAB de CV	41,281	457,516
Grupo Aeroportuario del Pacifico SAB de CV - Class B	7,520	185,212
Grupo Financiero Banorte SAB de CV	56,007	620,161
Grupo Mexico SAB de CV - Class B	125,978	1,347,500
Wal-Mart de Mexico SAB de CV	102,067	332,801
		3,956,018

Peru - 0.3%
Credicorp Ltd.	1,051	356,478

Philippines - 0.2%
International Container Terminal Services, Inc.	20,186	228,609

Poland - 1.3%
Bank Polska Kasa Opieki SA	4,162	243,854
KGHM Polska Miedz SA (b)	2,679	193,337
ORLEN SA	11,421	413,312
Powszechna Kasa Oszczednosci Bank Polski SA	16,842	394,078
Powszechny Zaklad Ubezpieczen SA	11,490	198,278
		1,442,859

Qatar - 0.6%
Qatar Islamic Bank QPSC	35,268	219,396
Qatar National Bank QPSC	87,534	409,662
		629,058

Saudi Arabia - 6.0%
ACWA Power Co. (b)	4,211	194,582
Al Rajhi Bank	76,836	2,182,678

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Alinma Bank	44,048	$338,759
Almarai Co. JSC	14,804	173,185
Banque Saudi Fransi	37,250	196,842
Etihad Etisalat Co.	11,204	194,964
Riyad Bank	34,735	272,874
SABIC Agri-Nutrients Co.	4,374	169,011
Saudi Arabian Mining Co. (b)	28,310	488,858
Saudi Arabian Oil Co. (a)	118,521	865,393
Saudi Awwal Bank	18,387	182,763
Saudi Basic Industries Corp.	17,026	273,588
Saudi National Bank	73,869	823,216
Saudi Telecom Co.	37,296	422,395
		6,779,108

South Africa - 4.7%
Absa Group Ltd.	15,072	214,831
Bid Corp. Ltd.	6,670	160,660
Capitec Bank Holdings Ltd.	1,744	424,873
Discovery Ltd.	11,396	167,223
FirstRand Ltd.	98,172	499,758
Gold Fields Ltd.	16,970	762,691
Harmony Gold Mining Co. Ltd.	10,305	155,903
Impala Platinum Holdings Ltd.	17,940	253,315
MTN Group Ltd.	32,763	378,431
Naspers Ltd.	15,828	806,270
Sanlam Ltd.	35,987	189,237
Shoprite Holdings Ltd.	10,309	168,027
Sibanye Stillwater Ltd.	59,012	178,000
Standard Bank Group Ltd.	25,299	455,184
Valterra Platinum Ltd.	5,473	453,139
		5,267,542

South Korea - 20.8%
Celltrion, Inc.	2,625	337,969
Doosan Enerbility Co. Ltd. (b)	7,755	464,799
Hana Financial Group, Inc.	4,736	329,617
Hanwha Aerospace Co. Ltd.	625	509,663
HD Hyundai Electric Co. Ltd.	392	212,936
HD Hyundai Heavy Industries Co. Ltd.	470	142,689
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	840	188,659
Hyundai Mobis Co. Ltd.	1,005	248,027
Hyundai Motor Co.	2,283	664,040
Hyundai Rotem Co. Ltd.	1,175	130,031
Kakao Corp.	5,482	163,925

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
KB Financial Group, Inc.	6,294	$583,109
Kia Corp.	4,130	391,523
Korea Electric Power Corp.	4,960	134,877
KT&G Corp.	1,643	170,774
LG Chem Ltd.	811	158,319
NAVER Corp.	2,464	324,157
POSCO Holdings, Inc.	1,329	288,507
Samsung Biologics Co. Ltd. (a)(b)	171	167,913
Samsung C&T Corp.	1,335	220,953
Samsung Electro-Mechanics Co. Ltd.	919	244,503
Samsung Electronics Co. Ltd.	96,241	10,505,987
Samsung Fire & Marine Insurance Co. Ltd.	578	166,232
Samsung Heavy Industries Co. Ltd. (b)	12,000	191,558
Samsung Life Insurance Co. Ltd.	1,419	195,018
Samsung SDI Co. Ltd. (b)	1,063	283,161
Shinhan Financial Group Co. Ltd.	8,199	469,462
SK hynix, Inc.	9,566	5,040,161
SK Square Co. Ltd. (b)	1,342	408,738
Woori Financial Group, Inc.	12,000	251,102
		23,588,409

Taiwan - 28.8% (c)
Accton Technology Corp.	7,654	361,512
Alchip Technologies Ltd.	1,207	93,819
ASE Technology Holding Co. Ltd.	53,096	545,575
Asia Vital Components Co. Ltd.	4,476	278,612
Asustek Computer, Inc.	10,125	173,870
Cathay Financial Holding Co. Ltd.	140,078	308,023
China Steel Corp.	184,688	109,184
Chunghwa Telecom Co. Ltd.	67,424	280,494
CTBC Financial Holding Co. Ltd.	286,596	459,880
Delta Electronics, Inc.	29,838	1,287,971
E.Sun Financial Holding Co. Ltd.	225,836	224,282
Elite Material Co. Ltd.	4,771	388,007
Evergreen Marine Corp. Taiwan Ltd.	27,879	173,971
First Financial Holding Co. Ltd.	182,533	161,008
Fubon Financial Holding Co. Ltd.	125,690	338,109
Gold Circuit Electronics Ltd.	4,777	128,502
Hon Hai Precision Industry Co. Ltd.	194,073	1,138,213
Hon Precision, Inc.	1,211	132,767
Hua Nan Financial Holdings Co. Ltd.	160,645	166,826
KGI Financial Holding Co. Ltd.	239,652	144,301
Lite-On Technology Corp.	33,596	147,646
MediaTek, Inc.	22,717	1,058,753

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Mega Financial Holding Co. Ltd.	180,254	$216,790
Nan Ya Plastics Corp.	78,649	181,800
Quanta Computer, Inc.	43,020	374,760
Realtek Semiconductor Corp.	7,903	118,162
SinoPac Financial Holdings Co. Ltd.	203,080	195,013
Taiwan Mobile Co. Ltd.	41,460	141,356
Taiwan Semiconductor Manufacturing Co. Ltd.	388,301	21,376,595
TS Financial Holding Co. Ltd.	380,230	275,331
Unimicron Technology Corp.	20,731	288,237
Uni-President Enterprises Corp.	78,608	174,575
United Microelectronics Corp.	189,981	335,750
Wistron Corp.	46,423	177,880
Wiwynn Corp.	1,533	158,239
Yageo Corp.	27,220	207,321
Yuanta Financial Holding Co. Ltd.	201,380	281,882
		32,605,016

Thailand - 2.0%
Advanced Info Service PCL	22,410	253,455
Bangkok Bank PCL	33,063	166,919
CP ALL PCL	102,464	141,362
Delta Electronics Thailand PCL	92,775	728,585
Gulf Development PCL	132,159	237,429
Kasikornbank PCL	40,408	234,018
PTT PCL	234,076	248,413
SCB X PCL	49,770	217,310
		2,227,491

Turkey - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	21,639	155,936

United Arab Emirates - 1.7%
Abu Dhabi Commercial Bank PJSC	61,564	207,152
Abu Dhabi Islamic Bank PJSC	43,198	242,256
Aldar Properties PJSC	76,864	163,006
Dubai Islamic Bank PJSC	102,192	203,644
Emaar Properties PJSC	134,864	429,562
Emirates NBD Bank PJSC	49,660	361,638
Emirates Telecommunications Group Co. PJSC	70,261	356,536
		1,963,794

United Kingdom - 0.8%
Anglogold Ashanti PLC	9,536	925,577

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
United States - 0.3%
Southern Copper Corp.	1,838	$316,332
TOTAL COMMON STOCKS (Cost $69,665,702)		109,011,881

PREFERRED STOCKS - 3.5%
Brazil - 2.2%
Banco Bradesco SA, 0.00%	118,102	437,309
Itau Unibanco Holding SA, 0.00%	112,430	943,745
Itausa SA, 0.00%	114,460	307,593
Petroleo Brasileiro SA - Petrobras, 0.00%	88,323	828,350
		2,516,997

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, 0.00% (b)	2,505	202,697

India - 0.0% (d)
TVS Motor Co. Ltd., 6.00%, 09/01/2026 (b)	18,812	2,033

South Korea - 1.1%
Samsung Electronics Co. Ltd., 0.00%	16,174	1,203,823
TOTAL PREFERRED STOCKS (Cost $2,617,828)		3,925,550

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (d)
First American Government Obligations Fund - Class X, 3.58% (e)	10,402	10,402
TOTAL MONEY MARKET FUNDS (Cost $10,402)		10,402

TOTAL INVESTMENTS - 99.8% (Cost $72,293,932)		$112,947,833
Other Assets in Excess of Liabilities - 0.2%		206,299
TOTAL NET ASSETS - 100.0%		$113,154,132
Percentages are stated as a percent of net assets.

JSC - Public Joint Stock Company
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,505,965 or 1.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

STRIVE EMERGING MARKETS EX-CHINA ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive Emerging Markets Ex-China ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$109,011,881	$—	$—	$109,011,881
Preferred Stocks	3,925,550	—	—	3,925,550
Money Market Funds	10,402	—	—	10,402
Total Investments	$112,947,833	$—	$—	$112,947,833
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2026, the Strive Emerging Markets Ex-China ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.